A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

June 26, 2008

UNITED STATES SECURITIES AND
     EXCHANGE COMMISSION
DIVISION OF CORPORATE FINANCE
Ann Nguyen Parker, Branch Chief
ATTN:   Carmen Moncada-Terry
100 F Street NW,  Mail Stop 7010
WASHINGTON, D.C. 20549-2000

RE:  Sterling Oil & Gas Company
                    S-1 Post Effective Amendment filed June 5, 2008
                    File No.333-148034
                    Responding to Staff Comments of June 23, 2008

To Whom It May Concern:

We have set forth your comments of June 23, 2008 below together with our responses and cross references to changes in the registration statement made in response to your comments.   All of our changes are marked.

COMMENT:   Post-effective Amendment to Form S-1 filed June 5, 2008

General

1.
Please revise the cover page and the Plan of Distribution section to provide further detail on how you intend to market the units being offered.  It appears that you intend to offer the units on a best efforts basis; however, the registration statement does not include any indication of such intent nor does it make clear whether the offering will be on a minimum/maximum basis or on all or none basis. Also disclose the duration of the offering. Identify the individuals who will sell the securities on your behalf. If such individuals are not registered broker-dealers, please discuss the reasons why they are not required to register as such.

RESPONSE: See marked changes on the cover page and under “Plan of Distribution.”

COMMENT 2.
We note that you filed the post-effective amendment to change several material terms of the offering. The changes are so material that they appear to give rise to a new, different transaction. Please explain why you filed the post-effective amendment rather than a new registration statement registering the new transaction. We may have further comments.

RESPONSE:  We filed as a post effective amendment rather than a new offering because the same number of common shares is offered as previously (10,000,000) although 5,000,000 are now offered pursuant to warrants.    There was no change in the warrant price, compared to the prior pricing ($.50 in both cases).   The change in the offering price of the other 5,000,000 shares ($.50 to $.20) is a material change but should be acceptable in a post effective amendment and within the scope of changes permitted by such amendments.

COMMENT 3.	Please obtain a new opinion of counsel reflecting the new terms of the offering and file it as an exhibit.

RESPONSE: The new opinion is attached as an exhibit.

COMMENT: Risk Factors, page 7

4.	Please discuss in a risk factor the risks associated with the type of offering you are registering.

RESPONSE: See new risk factor added at the end of the Risk Factors section.

COMMENT: Signature, page II-6

5.	Please provide the signature of the principal accounting officer or controller.

RESPONSE: See revision on the signature page.

CLOSING COMMENTS

As appropriate, please amend your filing in response to these comments. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

RESPONSE: A marked copy has been provided with the correspondence filing.

COMMENT:   Before the amended registration statement is declared effective pursuant to Section 8 of the Securities Act, the company should provide us with a letter, acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•
the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

RESPONSE: The Company’s letter is attached with the requested representations.

Very truly yours,
STRONG AND HANNI

/S/ Scott R. Jenkins
Scott R. Jenkins